OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Lease	$ 246,858
Non- lease	186,897
Total	433,755	$ 253,654
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	205,518
Non- lease	0
Total	205,518	86,250
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	41,340
Non- lease	185,883
Total	227,223	166,382
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non- lease	1,014
Total	$ 1,014	$ 1,022